BUSINESS COMBINATIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS

NOTE 13.	BUSINESS COMBINATIONS

On March 11, 2020 our wholly owned subsidiary Gourmet Foods, Ltd. entered into a Stock Purchase Agreement to acquire all the issued and outstanding shares of Printstock, a New Zealand private company located in Napier, New Zealand. Printstock is a printer of wrappers distributed to food manufacturers primarily within New Zealand and limited export to Australia. The company will be operated as a subsidiary of Gourmet Foods and is expected to incrementally reduce the cost of goods sold through reduction in the cost of wrappers purchased by Gourmet Foods by elimination of inter-company profit while increasing overall revenues and profits to Gourmet Foods on a consolidated basis through inclusion of Printstock operations. The purchase price was agreed to be NZ$1.9 million subject to adjustment within 90 days of the closing date. The transaction closed on July 1, 2020 with a payment of NZ$1.5 million and an estimated final payment due of NZ$420,552 on December 31, 2020. Included in the below purchase price allocation are estimated deferred income tax liabilities of US$68,061 pertaining to the increase in the value of fixed assets above their book value and the acquired intangible assets. The amounts have been translated to US currency as of the acquisition date, July 1, 2020.

Item	Amount
Cash in bank	$118,774
Accounts receivable	384,222
Prepayments/deposits	1,372
Inventories	509,796
Operating lease right of use asset	201,699
Plant, property and equipment	401,681
Intangible assets	134,965
Goodwill	127,683
Deferred tax liability	(68,061)
Assumed lease liabilities	(201,699)
Accounts payable and accrued expenses	(376,112)
Total Purchase Price	$1,234,320

On August 13, 2021, Marygold UK entered into a Share Purchase Agreement that, when consummated, would result in the acquisition of all the outstanding and issued shares of Tiger Financial and Asset Management Limited, a U.K. limited company, (“Tiger”) in exchange for GBP 1,500,000 (approximately US$2,100,000) plus acquired cash-on-hand at the time of closing. Marygold UK will pay the purchase price in 3 approximately equal payments commencing at closing and at each annual anniversary date. Funding for the purchase price will be provided through a loan facility granted by Concierge Technologies. The Company plans to expand its Marygold fintech services offering into the U.K. market provided a successful launch in the U.S. is realized. Tiger is an established and certified investment advisor in the U.K., and will be able to more easily offer such services as Marygold’s to its clientele and other U.K. residents thus greatly reducing the cost and time to market for Marygold. As of February 11, 2022 the transaction remains subject to completion of the required closing conditions.

NOTE 13.	BUSINESS COMBINATIONS

On March 11, 2020 our wholly-owned subsidiary Gourmet Foods entered into a Stock Purchase Agreement to acquire all the issued and outstanding shares of Printstock Products Limited (“Printstock”), a New Zealand private company located in Napier, New Zealand. Printstock is a printer of wrappers distributed to food manufacturers primarily within New Zealand and limited export to Australia. Printstock will be operated as a subsidiary of Gourmet Foods and is expected to incrementally reduce the cost of goods sold through reduction in the cost of wrappers purchased by Gourmet Foods by elimination of inter-company profit while increasing overall revenues and profits to Gourmet Foods on a consolidated basis through the inclusion of Printstock operations. The purchase price was agreed to be NZ$1.9 million (approximately US$1.2 million ) subject to adjustment within 90 days of the closing date. The transaction closed on July 1, 2020 with a payment of NZ$1.5 million on that date and an estimated final payment due of NZ$420,552 on September 30, 2020. As of October 5, 2020, agreement had been reached on the final adjustments to the purchase price and the final payment was made. As a result, management was able to complete its purchase price allocation as follows. Included in the allocation are estimated deferred income tax liabilities of US$68,061 pertaining to the increase in the value of fixed assets above their book value and the acquired intangible assets. The amounts have been translated to US currency as of the acquisition date, July 1, 2020.

Item	Amount
Cash in bank	$118,774
Accounts receivable	384,222
Prepayments/deposits	1,372
Inventories	509,796
Operating lease right-of-use asset	201,699
Property and equipment	401,681
Intangible assets	134,965
Goodwill	127,683
Deferred tax liability	(68,061)
Assumed lease liabilities	(201,699)
Accounts payable and accrued expenses	(376,112)
Total Purchase Price	$1,234,320

Supplemental Pro Forma Information (Unaudited)

The following unaudited supplemental pro forma information for the year ended June 30, 2020, assumes the acquisition of Printstock had occurred as of July 1, 2019, giving effect on a pro forma basis to purchase accounting adjustments such as depreciation of property and equipment, amortization of intangible assets, and acquisition related costs. The pro forma data is for informational purposes only and may not necessarily reflect the actual results of operations had Printstock been operated as part of the Company since July 1, 2019. Furthermore, the pro forma results do not intend to predict the future results of operations of the Company.

	Year Ended June 30, 2020	Year Ended June 30, 2020
	Actual	Pro Forma
Net revenues	$26,748,988	$29,429,415
Net income	$1,773,401	$1,983,542
Basic and diluted earnings per share	$0.05	$0.05